Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 24, 2020
Registrant Name	THOMPSON IM FUNDS INC
Entity Central Index Key	0000795264
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2020
Document Effective Date	Jan. 24, 2020
Prospectus Date	Mar. 31, 2019
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus:
Trading Symbol	thpgx